Fair Value Measurements on a Recurring Basis (Tables) - CF ACQUISITION CORP. VI [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements on a Recurring Basis (Tables) [Line Items]
Schedule of fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$300,346,262	$—	$—	$300,346,262

Liabilities:
Warrant liability	$10,425,000	$243,250	$—	$10,668,250
FPS liability	—		4,154,577	4,154,577
Total Liabilities	$10,425,000	$243,250	$4,154,577	$14,822,827
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$300,023,016	$—	$—	$300,023,016

Liabilities:
Warrant liability	$19,499,250	$454,982	$—	$19,954,232
FPS liability	—	—	4,452,968	4,452,968
Total Liabilities	$19,499,250	$454,982	$4,452,968	$24,407,200

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account U.S. Treasury Securities	$300,023,016	$—	$—	$300,023,016
Liabilities:
Warrant liability	$19,499,250	$454,982	$—	$19,954,232
FPS liability	—	—	4,452,968	4,452,968
Total Liabilities	$19,499,250	$454,982	$4,452,968	$24,407,200

Schedule of Level 3 fair value measurements
February 23, 2021 (Initial Measurement)
Risk-free interest rate	0.76%
Expected term (years)	5
Expected volatility	17.5%
Exercise price	$11.50
Stock price	$10.00
Dividend yield	0.0%

February 23, 2021 (initial measurement)
Risk-free interest rate	0.76%
Expected term (years)	5
Expected volatility	17.5%
Exercise price	$11.50
Stock price	$10.00
Dividend yield	0.0%

Schedule of changes in fair value of warrant liability
	Private Placement	Public	Warrant Liability
Fair value as of December 31, 2021	$454,982	$19,499,250	$19,954,232
Change in valuation inputs or other assumptions(1)	146,143	6,263,250	6,409,393
Fair value as of March 31, 2022	$601,125	$25,762,500	$26,363,625
Change in valuation inputs or other assumptions(1)	(357,875)	(15,337,500)	(15,695,375)
Fair value as of June 30, 2022	$243,250	$10,425,000	$10,668,250
	Private Placement	Public	Warrant Liability
Fair value as of February 23, 2021	$217,437	$9,318,750	$9,536,187
Change in valuation inputs or other assumptions(1)	4,533	194,250	198,783
Fair value as of March 31, 2021	$221,970	$9,513,000	$9,734,970
Change in valuation inputs or other assumptions(1)	(55,720)	(2,388,000)	(2,443,720)
Fair value as of June 30, 2021(2)	$166,250	$7,125,000	$7,291,250
FPS Liability
Fair value as of December 31, 2021	$4,452,968
Change in valuation inputs or other assumptions(1)	3,038,232
Fair value as of March 31, 2022	$7,491,200
Change in valuation inputs or other assumptions(1)	(3,336,623)
Fair value as of June 30, 2022	$4,154,577
FPS Liability
Fair value as of February 23, 2021	$3,859,558
Change in valuation inputs or other assumptions(1)	(1,070,164)
Fair value as of March 31, 2021	$2,789,394
Change in valuation inputs or other assumptions(1)	234,372
Fair value as of June 30, 2021	$3,023,766

	Private Placement	Public	Warrant Liability
Fair value as of December 31, 2020	$—	$—	$—
Fair value as of February 23, 2021	217,437	9,318,750	9,536,187
Change in valuation inputs or other assumptions(1)	237,545	10,180,500	10,418,045
Fair value as of December 31, 2021(2)	$454,982	$19,499,250	$19,954,232
FPS Liability
Fair value as of February 23, 2021	$3,859,558
Change in valuation inputs or other assumptions(1)	593,410
Fair value as of December 31, 2021	$4,452,968